REVENUE FROM CONTRACT WITH CUSTOMERS - Contract Balances - Contract liabilities (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Contract with Customer, Liability [Abstract]
Initial fees received from franchise owners	¥ 674	¥ 553
Cash received for membership fees and not recognized as revenue	357	305
Advances received from customers	374	425
Deferred revenue related to the loyalty program	58	58
Total contract liabilities	1,463	1,341
Revenue recognized	¥ 468	¥ 445